Lease arrangements	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Lease arrangements
22 Lease arrangements

Accounting policy
All leases where RELX is the lessee (with the exception of short-term and low-value
leases) are recognised in the statement of financial position. A lease liability is recognised based on the present value of the future lease payments, and a corresponding right-of-use
asset is recognised. The
right-of-use
asset is depreciated over the shorter of the lease term or the useful life of the asset. Lease payments are apportioned between finance charges and a reduction of the lease liability.

Low-value
items and short-term leases with a term of 12 months or less are not required to be recognised on the balance sheet and payments made in relation to these leases are recognised on a straight-line basis in the income statement.

The leases held by the Group can be split into two categories: property and non-property.
The Group leases various properties, principally offices, which have varying terms and renewal rights that are typical to the territory in which they are located.
Non-property
includes all other leases, such as cars and printers.

Right-of-use
assets

	2021 £m	2020 £m
At start of year	216	264
Additions	25	25
Acquisitions	–	1
Remeasurement	9	12
Disposals	(5)	(1)
Depreciation	(66)	(77)
Impairment*	(14)	(11)
Exchange translation differences	(4)	3
At end of year	161	216
*2020 includes an £11m impairment which was classified as exceptional. Refer to note 2 for further detail.
Lease liability

	2021 £m	2020 £m
Current
Property	(67)	(88)
Non-property	(2)	(4)
Non-current
Property	(136)	(178)
Non-property	(3)	(5)
Total	(208)	(275)
Interest expense on the lease liabilities recognised within finance costs was £8m (2020: £12m; 2019: £15m).
As at 31 December 2021, RELX was committed to leases with future cash outflows totalling £5m (31 December 2020: £9m) which had not yet commenced and as such are not accounted for as a liability as at 31 December 2021. A liability and corresponding right-of-use
asset will be recognised for these leases at the lease commencement date.
RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor.
The finance lease receivable balance held is as follows:

	2021 £m	2020 £m
Net finance lease receivable	2	18
Short-term and
low-value
lease expenses have been included in note 3.
Interest income recognised in relation to finance lease receivables is disclosed in note 7.